TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2020 (Unaudited)
Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 58.4%
	FEDERAL HOME LOAN MORTGAGE CORP. - 27.9% (a)
124,916	Freddie Mac Gold Pool G08448		5.0000	5/1/2041	140,139
576,564	Freddie Mac Gold Pool Q18571		3.5000	5/1/2043	625,089
781,895	Freddie Mac Gold Pool Q20545		3.5000	7/1/2043	854,580
169,941	Freddie Mac Gold Pool U92432		4.0000	2/1/2044	186,798
475,805	Freddie Mac Multifamily Structured Pass Through Certificates K013 A2 (c,d)		3.9740	1/25/2021	478,920
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K029 A2 (c)		3.3200	2/25/2023	1,061,807
210,274	Freddie Mac Multifamily Structured Pass Through Certificates K725 A1 (c)		2.6660	5/25/2023	216,691
210,971	Freddie Mac Multifamily Structured Pass Through Certificates KF06 A (b,c)	US0001M +0.33	0.4867	11/25/2021	210,598
166,050	Freddie Mac Multifamily Structured Pass Through Certificates KF14 A (b,c)	US0001M +0.65	0.8067	1/25/2023	166,355
2,404,417	Freddie Mac Multifamily Structured Pass Through Certificates KF22 A (b,c)	US0001M +0.50	0.6568	7/25/2023	2,409,664
2,818,782	Freddie Mac Multifamily Structured Pass Through Certificates KF60 A (b,c)	US0001M +0.49	0.6468	2/25/2026	2,847,443
2,422,265	Freddie Mac Multifamily Structured Pass Through Certificates KF72 A (b,c)	US0001M +0.50	0.6568	11/25/2026	2,444,529
6,997,627	Freddie Mac Multifamily Structured Pass Through Certificates KF74 AS (b,c)	MSOFR1MC +0.53	0.6361	1/25/2027	7,035,515
5,100,000	Freddie Mac Multifamily Structured Pass Through Certificates KF75 AL (b,c)	US0001M +0.51	0.6548	12/25/2029	5,175,202
3,219,381	Freddie Mac Multifamily Structured Pass Through Certificates KF77 AL (b,c)	US0001M +0.70	0.8567	2/25/2027	3,233,504
4,229,187	Freddie Mac Multifamily Structured Pass Through Certificates KF77 AS (b,c)	SOFR30A +0.90	1.0063	2/25/2027	4,239,172
6,075,000	Freddie Mac Multifamily Structured Pass Through Certificates KF78 AL (b,c)	US0001M +0.80	0.9568	3/25/2030	6,093,839
6,075,000	Freddie Mac Multifamily Structured Pass Through Certificates KF78 AS (b,c)	SOFR30A +1.00	1.1063	3/25/2030	6,093,365
1,644,787	Freddie Mac Multifamily Structured Pass Through Certificates KF79 AL (b,c)	US0001M +0.47	0.6267	5/25/2030	1,664,367
1,519,803	Freddie Mac Multifamily Structured Pass Through Certificates KF79 AS (b,c)	SOFR30A +0.58	0.6863	5/25/2030	1,531,270
3,190,000	Freddie Mac Multifamily Structured Pass Through Certificates KF80 AL (b,c)	US0001M +0.44	0.5881	6/25/2030	3,212,126
1,790,000	Freddie Mac Multifamily Structured Pass Through Certificates KF80 AS (b,c)	SOFR30A +0.51	0.6163	6/25/2030	1,802,691
1,254,918	Freddie Mac Multifamily Structured Pass Through Certificates KF81 AL (b,c)	US0001M +0.36	0.5168	6/25/2027	1,265,938
939,939	Freddie Mac Multifamily Structured Pass Through Certificates KF81 AS (b,c)	SOFR30A +0.40	0.5063	6/25/2027	944,084
1,500,000	Freddie Mac Multifamily Structured Pass Through Certificates KF82 AL (b,c)	US0001M +0.37	0.5181	6/25/2030	1,508,716
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates KF82 AS (b,c)	SOFR30A +0.42	0.5263	6/25/2030	1,014,392
2,860,000	Freddie Mac Multifamily Structured Pass Through Certificates KF84 AL (b,c)		0.4568	7/25/2030	2,879,602
2,410,000	Freddie Mac Multifamily Structured Pass Through Certificates KF84 AS (b,c)		0.4050	7/25/2030	2,426,951
4,145,000	Freddie Mac Multifamily Structured Pass Through Certificates KF85 AL (b,c)		0.4567	8/25/2030	4,145,000
11,055,000	Freddie Mac Multifamily Structured Pass Through Certificates KF85 AS (b,c)		0.4150	8/25/2030	11,055,000
47,919	Freddie Mac Multifamily Structured Pass Through Certificates KI01 A (b,c)	US0001M +0.16	0.3167	9/25/2022	47,929
2,655,000	Freddie Mac Multifamily Structured Pass Through Certificates KJ20 A2 (c)		3.7990	12/25/2025	3,003,664
1,890,000	Freddie Mac Multifamily Structured Pass Through Certificates KJ21 A2 (c)		3.7000	9/25/2026	2,132,189
205,056	Freddie Mac Multifamily Structured Pass Through Certificates KJ28 A1 (c)		1.7660	2/25/2025	211,997
4,485,000	Freddie Mac Multifamily Structured Pass Through Certificates KS12 A (b,c)	US0001M +0.65	0.7948	8/25/2029	4,525,378
2,145,000	Freddie Mac Multifamily Structured Pass Through Certificates KS14 AL (c)		0.4967	4/25/2030	2,151,976
2,360,000	Freddie Mac Multifamily Structured Pass Through Certificates KS14 AS (c)		0.4550	4/25/2030	2,367,687
1,087,079	Freddie Mac Multifamily Structured Pass Through Certificates Q008 A (b,c)	US0001M +0.39	0.5468	10/25/2045	1,091,639
186,707	Freddie Mac Non Gold Pool 1B2025 (b)	US0012M +1.86	3.6880	6/1/2034	197,259
155,277	Freddie Mac Non Gold Pool 1B2721 (b)	US0012M +1.73	3.7270	1/1/2035	163,247
73,074	Freddie Mac Non Gold Pool 1H2695 (b)	H15T1Y +2.17	3.3340	4/1/2036	73,411
221,780	Freddie Mac Non Gold Pool 1J1382 (b)	US0012M +1.64	3.7650	11/1/2036	225,397
56,864	Freddie Mac Non Gold Pool 1J1540 (b)	US0012M +2.18	4.1800	3/1/2037	57,516
232,150	Freddie Mac Non Gold Pool 1K0068 (b)	H15T1Y +2.51	4.2600	11/1/2036	232,257
361,356	Freddie Mac Non Gold Pool 1L1358 (b)	H15T1Y +2.50	3.7830	5/1/2036	385,102
137,058	Freddie Mac Non Gold Pool 1Q0092 (b)	H15T1Y +2.25	3.7320	3/1/2036	145,663
112,232	Freddie Mac Non Gold Pool 1Q0160 (b)	US0012M +1.76	2.5360	9/1/2035	117,716
52,021	Freddie Mac Non Gold Pool 1Q0647 (b)	US0012M +1.83	3.5230	11/1/2038	53,049
91,883	Freddie Mac Non Gold Pool 1Q1097 (b)	US0012M +1.74	3.7380	4/1/2037	93,171
119,312	Freddie Mac Non Gold Pool 1Q1104 (b)	US0012M +1.72	3.7840	4/1/2037	125,739
43,850	Freddie Mac Non Gold Pool 1Q1131 (b)	US0006M +1.69	3.1360	6/1/2037	44,053
108,661	Freddie Mac Non Gold Pool 1Q1302 (b)	US0012M +1.65	2.6920	11/1/2038	109,708
1,057,929	Freddie Mac Non Gold Pool 1Q1380 (b)	US0012M +1.91	3.8690	3/1/2038	1,121,768
76,742	Freddie Mac Non Gold Pool 1Q1446 (b)	H15T1Y +1.94	3.6480	9/1/2038	77,084
181,951	Freddie Mac Non Gold Pool 2B7388 (b)	US0012M +1.84	2.7860	1/1/2046	188,519
8,885	Freddie Mac Non Gold Pool 407736 (b)	H15T1Y +2.13	3.7500	1/1/2023	8,934
1,742	Freddie Mac Non Gold Pool 420198 (b)	COF 11 +1.25	5.9230	10/1/2020	1,744
4,243	Freddie Mac Non Gold Pool 420199 (b)	COF 11 +1.25	5.9550	11/1/2020	4,242
930,357	Freddie Mac Non Gold Pool 780722 (b)	H15T1Y +2.22	2.5580	8/1/2033	978,443
138,375	Freddie Mac Non Gold Pool 783000 (b)	H15T1Y +2.28	4.0090	1/1/2035	139,165
198,870	Freddie Mac Non Gold Pool 783028 (b)	H15T1Y +2.25	3.7590	2/1/2035	211,061
7,156	Freddie Mac Non Gold Pool 845830 (b)	US0006M +1.68	2.9290	7/1/2024	7,225
317,596	Freddie Mac Non Gold Pool 847103 (b)	H15T1Y +2.29	3.9730	1/1/2033	319,200
33,403	Freddie Mac Non Gold Pool 848565 (b)	US0012M +1.74	3.5930	12/1/2037	33,649
79,367	Freddie Mac Non Gold Pool 848568 (b)	H15T1Y +2.21	3.6400	9/1/2038	79,838
177,399	Freddie Mac Non Gold Pool 848575 (b)	H15T1Y +2.26	3.7910	2/1/2036	187,495
193,193	Freddie Mac Non Gold Pool 848685 (b)	H15T1Y +2.29	4.0230	2/1/2036	204,592
638,099	Freddie Mac Non Gold Pool 848690 (b)	H15T1Y +2.25	3.3920	3/1/2037	675,012
1,450,820	Freddie Mac Non Gold Pool 848949 (b)	H15T1Y +2.25	2.8400	9/1/2038	1,532,429
456,420	Freddie Mac Non Gold Pool 849046 (b)	US0012M +1.89	3.6400	9/1/2041	479,523
112,181	Freddie Mac Non Gold Pool 972132 (b)	H15T1Y +2.23	4.0170	11/1/2033	118,150
46,556	Freddie Mac Non Gold Pool 972257 (b)	US0012M +1.79	3.5350	5/1/2037	47,195
1,249,569	Freddie Mac Pool SB8031		2.5000	2/1/2035	1,305,811
87,172	Freddie Mac REMICS 1628 LZ (c)		6.5000	12/15/2023	91,868
83,606	Freddie Mac REMICS 2102 PE (c)		6.5000	12/15/2028	95,690
52,950	Freddie Mac REMICS 2131 ZB (c)		6.0000	3/15/2029	58,348
24,162	Freddie Mac REMICS 2412 OF (b,c)	US0001M +0.95	1.1024	12/15/2031	24,213
43,758	Freddie Mac REMICS 2448 FV (b,c)	US0001M +1.00	1.1524	3/15/2032	44,211
12,515	Freddie Mac REMICS 2450 FW (b,c)	US0001M +0.50	0.6524	3/15/2032	12,443
143,592	Freddie Mac REMICS 2526 FC (b,c)	US0001M +0.40	0.5524	11/15/2032	143,630
16,522	Freddie Mac REMICS 2557 WF (b,c)	US0001M +0.40	0.5524	1/15/2033	16,373
67,380	Freddie Mac REMICS 2581 FD (b,c)	US0001M +0.75	0.9024	12/15/2032	66,582
45,230	Freddie Mac REMICS 2768 PW (c)		4.2500	3/15/2034	50,107
24,330	Freddie Mac REMICS 2881 AG (c)		4.5000	8/15/2034	24,802
398,743	Freddie Mac REMICS 2903 Z (c)		5.0000	12/15/2024	425,532
320,655	Freddie Mac REMICS 2978 JG (c)		5.5000	5/15/2035	363,498
498,682	Freddie Mac REMICS 3036 NE (c)		5.0000	9/15/2035	576,218
51,393	Freddie Mac REMICS 3104 DH (c)		5.0000	1/15/2026	54,430
354,280	Freddie Mac REMICS 3412 AY (c)		5.5000	2/15/2038	399,193
203,415	Freddie Mac REMICS 3561 W (c)		2.7968	6/15/2048	218,249
335,353	Freddie Mac REMICS 3620 AT (b,c)		3.8570	12/15/2036	364,275
100,232	Freddie Mac REMICS 3862 GA (c)		4.0000	4/15/2041	111,150
					105,380,985
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.4% (a)
466,177	Fannie Mae Aces 2015-M17 FA (b,c)	US0001M +0.93	1.1099	11/25/2022	466,935
2,000,000	Fannie Mae Aces 2017-M3 A2 (c,d)		2.5652	12/25/2026	2,190,097
2,970,000	Fannie Mae Aces 2017-M14 A2 (c,d)		2.9715	11/25/2027	3,361,246
15,068	Fannie Mae Pool 202436 (b)	H15T3Y +2.23	3.8550	2/1/2023	15,259
5,456	Fannie Mae Pool 303212 (b)	US0006M +2.09	2.9670	2/1/2025	5,515
204,395	Fannie Mae Pool 555375		6.0000	4/1/2033	241,444
68,260	Fannie Mae Pool 583934 (b)	H15T1Y +2.27	3.6450	5/1/2031	68,303
93,813	Fannie Mae Pool 619105 (b)	H15T1Y +2.13	3.6250	5/1/2032	94,107
23,552	Fannie Mae Pool 642012 (b)	H15T1Y +2.27	3.7650	5/1/2032	23,631
42,166	Fannie Mae Pool 684842 (b)	H15T1Y +2.43	3.9770	1/1/2030	42,397
207,683	Fannie Mae Pool 699985 (b)	H15T1Y +2.19	3.6880	4/1/2033	208,827
160,897	Fannie Mae Pool 721424 (b)	H15T1Y +2.29	2.6760	6/1/2033	161,308
26,164	Fannie Mae Pool 725052 (b)	H15T1Y +2.16	3.6620	7/1/2033	26,276
10,908	Fannie Mae Pool 725320 (b)	H15T1Y +2.25	3.0640	8/1/2039	11,046
92,649	Fannie Mae Pool 725392 (b)	H15T1Y +2.21	3.5940	4/1/2034	94,010
19,472	Fannie Mae Pool 732087 (b)	H15T1Y +2.44	2.8150	8/1/2033	19,620
95,994	Fannie Mae Pool 735667		5.0000	7/1/2035	110,330
69,008	Fannie Mae Pool 748848 (b)	H15T1Y +2.27	2.6480	6/1/2037	73,042
148,474	Fannie Mae Pool 751930 (b)	US0012M +1.75	3.6250	10/1/2033	148,912
58,604	Fannie Mae Pool 762519		5.5000	11/1/2023	61,205
61,310	Fannie Mae Pool 766907 (b)	US0012M +1.80	3.8000	3/1/2034	64,728
46,211	Fannie Mae Pool 783245 (b)	12MTA +1.20	2.3710	4/1/2034	46,453
37,099	Fannie Mae Pool 803338 (b)	12MTA +1.20	2.3710	9/1/2044	37,281
290,007	Fannie Mae Pool 805753 (b)	H15T1Y +2.31	3.9380	1/1/2035	307,329
268,480	Fannie Mae Pool 813637 (b)	H15T1Y +2.19	3.8100	1/1/2036	279,157
116,597	Fannie Mae Pool 813844 (b)	US0006M +1.53	2.2540	1/1/2035	120,934
38,455	Fannie Mae Pool 823235 (b)	US0012M +2.47	3.3480	6/1/2035	38,969
244,855	Fannie Mae Pool 829608 (b)	H15T1Y +2.22	2.5150	8/1/2035	258,273
104,721	Fannie Mae Pool 832249 (b)	US0012M +1.56	2.3400	8/1/2035	105,362
91,547	Fannie Mae Pool 838444 (b)	H15T1Y +2.22	2.4990	8/1/2035	91,987
183,137	Fannie Mae Pool 838948 (b)	US0006M +1.51	2.1880	8/1/2035	189,892
15,897	Fannie Mae Pool 844532 (b)	12MTA +1.75	2.9270	11/1/2035	16,309
15,360	Fannie Mae Pool 846695 (b)	US0006M +2.67	3.7950	11/1/2035	15,498
181,266	Fannie Mae Pool 846749 (b)	US0006M +2.34	3.3030	1/1/2036	183,457
37,935	Fannie Mae Pool 863729 (b)	H15T1Y +2.27	3.8930	1/1/2036	38,065
18,485	Fannie Mae Pool 879683 (b)	H15T1Y +2.15	2.4800	9/1/2036	18,912
30,604	Fannie Mae Pool 880366 (b)	US0006M +1.43	2.3010	2/1/2036	31,654
188,530	Fannie Mae Pool 880373 (b)	US0012M +1.56	3.4940	2/1/2036	197,040
56,407	Fannie Mae Pool 886376 (b)	12MTA +2.33	3.4980	8/1/2036	59,171
247,779	Fannie Mae Pool 888310 (b)	US0012M +1.61	3.5720	4/1/2037	250,803
107,548	Fannie Mae Pool 888628 (b)	US0012M +1.79	3.6500	7/1/2037	108,567
381,748	Fannie Mae Pool 889819 (b)	US0012M +1.56	3.0670	4/1/2037	399,251
244,045	Fannie Mae Pool 889822 (b)	US0012M +1.59	3.1280	7/1/2035	254,736
210,805	Fannie Mae Pool 894110 (b)	12MTA +2.23	3.4500	10/1/2036	210,967
15,299	Fannie Mae Pool 89417 (b)	H15BDI6M +1.75	4.5000	7/1/2029	15,481
49,251	Fannie Mae Pool 894530 (b)	H15T1Y +2.50	4.1910	5/1/2035	52,183
9,276	Fannie Mae Pool 899633		5.5000	7/1/2037	10,640
181,055	Fannie Mae Pool 900197 (b)	US0012M +2.08	4.2560	10/1/2036	192,622
19,149	Fannie Mae Pool 906281 (b)	US0012M +1.75	3.7950	1/1/2037	19,446
650,330	Fannie Mae Pool 910289 (b)	US0012M +1.80	3.8000	3/1/2037	689,137
218,351	Fannie Mae Pool 920847 (b)	H15T1Y +2.50	3.6810	8/1/2036	233,693
163,968	Fannie Mae Pool 964244 (b)	US0012M +1.62	2.6190	7/1/2038	167,170
170,043	Fannie Mae Pool 964760 (b)	US0012M +1.66	2.5370	8/1/2038	171,788
107,658	Fannie Mae Pool 995008 (b)	12MTA +2.29	3.4880	10/1/2036	112,744
27,016	Fannie Mae Pool 995134 (b)	H15T1Y +2.16	3.1800	6/1/2036	28,525
56,992	Fannie Mae Pool 995269 (b)	US0006M +1.54	2.5420	7/1/2035	59,134
29,758	Fannie Mae Pool 995552 (b)	H15T1Y +2.21	3.1960	5/1/2035	30,415
22,487	Fannie Mae Pool 995949 (b)	12MTA +2.34	3.5120	9/1/2036	22,566
544,911	Fannie Mae Pool AB5519		3.5000	7/1/2042	588,220
218,937	Fannie Mae Pool AB5688		3.5000	7/1/2037	238,107
774,229	Fannie Mae Pool AB7016		4.0000	11/1/2042	844,324
373,198	Fannie Mae Pool AB9096		4.0000	4/1/2043	409,732
56,090	Fannie Mae Pool AC2472		5.0000	6/1/2040	63,161
39,610	Fannie Mae Pool AC8301 (b)	US0012M +1.81	3.8100	12/1/2039	39,843
543,488	Fannie Mae Pool AD0541 (b)	H15T1Y +2.17	3.0190	11/1/2033	571,372
210,896	Fannie Mae Pool AD0959 (b)	US0006M +2.17	3.4370	7/1/2037	224,312
153,455	Fannie Mae Pool AE0354 (b)	US0012M +1.73	3.3620	9/1/2037	162,075
97,328	Fannie Mae Pool AE0870 (b)	US0012M +1.68	3.0590	11/1/2036	102,182
144,766	Fannie Mae Pool AI4385 (b)	US0012M +1.80	3.8000	12/1/2041	145,640
505,168	Fannie Mae Pool AJ0875 (b)	US0012M +1.80	3.7400	10/1/2041	529,061
152,708	Fannie Mae Pool AL0332 (b)	H15T1Y +2.14	3.3280	9/1/2034	160,684
133,560	Fannie Mae Pool AL0361 (b)	H15T1Y +2.22	2.5980	7/1/2035	134,576
26,353	Fannie Mae Pool AL0883 (b)	US0012M +1.08	2.9620	1/1/2038	26,486
76,457	Fannie Mae Pool AL0920		5.0000	7/1/2037	87,877
863,493	Fannie Mae Pool AL1270 (b)	H15T1Y +2.19	3.0210	10/1/2034	909,555
76,194	Fannie Mae Pool AL1271 (b)	H15T1Y +2.29	3.5740	10/1/2033	76,748
339,648	Fannie Mae Pool AL1288 (b)	US0012M +1.60	2.3130	9/1/2037	355,055
1,304,841	Fannie Mae Pool AL1890 (b)	US0012M +1.90	3.7320	3/1/2037	1,385,834
49,584	Fannie Mae Pool AL2559 (b)	US0012M +1.80	2.7960	7/1/2041	50,031
955,176	Fannie Mae Pool AO4163		3.5000	6/1/2042	1,038,142
4,618,600	Fannie Mae Pool AO8169		3.5000	9/1/2042	5,025,072
1,258,133	Fannie Mae Pool AQ6238		3.5000	12/1/2042	1,367,924
694,471	Fannie Mae Pool AQ9715		3.0000	1/1/2043	738,967
2,040,000	Fannie Mae Pool BL0481		3.5800	1/1/2026	2,296,207
3,670,792	Fannie Mae Pool BM1078 (b)	H15T1Y +2.18	2.9740	12/1/2040	3,864,680
881,962	Fannie Mae Pool MA1404		3.5000	4/1/2043	959,033
924,532	Fannie Mae Pool MA3536		4.0000	12/1/2048	985,481
205	Fannie Mae REMICS 1999-57 FC (b,c)	US0001M +0.25	0.4005	11/17/2029	203
325,434	Fannie Mae REMICS 2000-45 FD (b,c)	US0001M +0.55	0.7000	12/18/2030	324,925
223,217	Fannie Mae REMICS 2000-45 FG (b,c)	US0001M +0.55	0.7000	12/18/2030	222,868
57,477	Fannie Mae REMICS 2002-16 VF (b,c)	US0001M +0.55	0.6981	4/25/2032	57,171
95,012	Fannie Mae REMICS 2002-30 FB (b,c)	US0001M +1.00	1.1481	8/25/2031	95,643
21,660	Fannie Mae REMICS 2002-71 AP (c)		5.0000	11/25/2032	23,605
124,354	Fannie Mae REMICS 2003-134 FC (b,c)	US0001M +0.60	0.7481	12/25/2032	125,237
4,321	Fannie Mae REMICS 2003-35 FG (b,c)	US0001M +0.30	0.4481	5/25/2033	4,270
17,698	Fannie Mae REMICS 2003-41 JW (c)		5.0000	5/25/2023	17,917
145,651	Fannie Mae REMICS 2005-100 BQ (c)		5.5000	11/25/2025	151,957
45,597	Fannie Mae REMICS 2005-29 WQ (c)		5.5000	4/25/2035	53,189
130,219	Fannie Mae REMICS 2008-86 LA (c,d)		3.5019	8/25/2038	140,530
143,741	Fannie Mae REMICS 2009-50 PT (c,d)		6.1456	5/25/2037	169,508
763,733	Fannie Mae REMICS 2010-135 FD (b,c)	US0001M +0.50	0.6481	6/25/2039	764,733
4,374,180	Fannie Mae REMICS 2010-141 FB (b,c)	US0001M +0.47	0.6181	12/25/2040	4,419,615
625,075	Fannie Mae REMICS 2010-60 HB (c)		5.0000	6/25/2040	720,152
183,199	Fannie Mae REMICS 2011-39 ZA (c)		6.0000	11/25/2032	213,571
3,430,688	Fannie Mae REMICS 2012-121 AF (b,c)	US0001M +0.38	0.5281	11/25/2042	3,442,630
463,982	Fannie Mae REMICS 2013-63 YF (b,c)	US0001M +1.00	1.1481	6/25/2043	459,258
4,680,978	Fannie Mae REMICS 2014-19 FQ (b,c)	US0001M +0.35	0.4981	4/25/2044	4,703,275
3,341,080	Fannie Mae REMICS 2014-63 FL (b,c)	US0001M +0.40	0.5481	10/25/2044	3,354,441
2,540,487	Fannie Mae REMICS 2015-4 BF (b,c)	US0001M +0.40	0.5481	2/25/2045	2,553,089
4,172,824	Fannie Mae REMICS 2020-35 FA (b,c)	US0001M +0.50	0.6556	6/25/2050	4,171,472
80	Fannie Mae REMICS G92-25 FA (b,c)	US0001M +0.90	1.0481	5/25/2022	80
					62,123,569
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 14.1%
33,679	Ginnie Mae II Pool 710063 (d)		4.6500	1/20/2061	34,103
20,616	Ginnie Mae II Pool 710065 (d)		4.8100	2/20/2061	22,104
10,585	Ginnie Mae II Pool 710084 (d)		4.7000	8/20/2061	10,881
1,085	Ginnie Mae II Pool 751387 (d)		4.7420	1/20/2061	1,181
197,642	Ginnie Mae II Pool 751408 (d)		4.8170	6/20/2061	206,169
3,268	Ginnie Mae II Pool 757339 (d)		4.8620	2/20/2062	3,391
6,957	Ginnie Mae II Pool 757348 (d)		4.8490	6/20/2062	7,215
11,318	Ginnie Mae II Pool 759745 (d)		4.8150	5/20/2062	12,294
58,484	Ginnie Mae II Pool 765229 (d)		4.5530	11/20/2062	59,487
19,572	Ginnie Mae II Pool 766540 (d)		4.5830	7/20/2062	19,842
60,505	Ginnie Mae II Pool 766542 (d)		4.5900	11/20/2062	61,308
7,211	Ginnie Mae II Pool 766556 (d)		4.7550	8/20/2062	7,685
25,670	Ginnie Mae II Pool 773431 (d)		4.5310	12/20/2061	28,190
1,413	Ginnie Mae II Pool 773437 (d)		4.4850	2/20/2062	1,469
165,430	Ginnie Mae II Pool 777428 (d)		4.2850	2/20/2063	169,878
12,485	Ginnie Mae II Pool 777432 (d)		4.5990	10/20/2062	12,930
261,672	Ginnie Mae II Pool 777440 (d)		4.5060	12/20/2062	272,692
281,516	Ginnie Mae II Pool 891616 (b)	H15T1Y +1.40	1.5700	6/20/2058	286,047
63,516	Ginnie Mae II Pool 894704 (b)	H15T1Y +0.89	1.0640	10/20/2061	64,115
1,678,971	Ginnie Mae II Pool 896363 (b)	H15T1Y +0.75	0.8950	7/20/2062	1,687,519
528,854	Ginnie Mae II Pool 896982 (b)	H15T1Y +1.14	1.3100	12/20/2061	533,714
685,142	Ginnie Mae II Pool 897906 (b)	H15T1Y +0.83	1.0050	6/20/2062	690,966
139,330	Ginnie Mae II Pool 898416 (b)	US0001M +1.97	2.1410	2/20/2063	144,516
870,513	Ginnie Mae II Pool 898433 (b)	US0001M +2.17	2.3490	1/20/2063	903,124
659,131	Ginnie Mae II Pool 898436 (b)	US0001M +2.19	2.3620	2/20/2063	684,369
442,884	Ginnie Mae II Pool 899072 (b)	US0001M +2.03	2.2050	10/20/2062	459,780
1,596,419	Ginnie Mae II Pool 899633 (b)	US0001M +2.08	2.2450	1/20/2063	1,667,864
1,059,931	Ginnie Mae II Pool 899650 (b)	US0001M +1.89	2.0680	2/20/2063	1,102,382
620,636	Ginnie Mae II Pool 899651 (b)	US0001M +2.36	2.5330	2/20/2063	649,857
1,534,096	Ginnie Mae II Pool 899765 (b)	US0001M +2.02	2.2010	2/20/2063	1,601,472
67,919	Ginnie Mae II Pool AE9606 (b)	H15T1Y +1.14	1.3100	8/20/2064	68,800
32,164	Ginnie Mae II Pool AF5211 (b)	H15T1Y +1.39	1.5600	11/20/2063	32,686
38,956	Ginnie Mae II Pool AG8190 (b)	H15T1Y +1.14	1.3070	9/20/2064	39,428
69,176	Ginnie Mae II Pool AG8209 (b)	H15T1Y +0.87	1.0430	10/20/2064	69,798
52,946	Ginnie Mae II Pool AG8275 (b)	H15T1Y +1.14	1.3070	3/20/2065	53,622
72,362	Ginnie Mae II Pool AK0197 (b)	H15T1Y +0.71	0.8830	9/20/2064	72,776
63,330	Government National Mortgage Association 2003-72 Z (c,d)		5.2923	11/16/2045	70,003
9,865	Government National Mortgage Association 2003-88 Z (c,d)		5.4432	3/16/2046	10,721
78,876	Government National Mortgage Association 2010-H03 FA (b,c)	US0001M +0.55	0.7202	3/20/2060	79,136
353,532	Government National Mortgage Association 2010-H28 FE (b,c)	US0001M +0.40	0.5549	12/20/2060	353,518
1,708,881	Government National Mortgage Association 2011-129 FB (b,c)	US0001M +0.25	0.4021	6/16/2026	1,703,097
220,843	Government National Mortgage Association 2011-H01 AF (b,c)	US0001M +0.45	0.6049	11/20/2060	221,111
271,239	Government National Mortgage Association 2011-H03 FA (b,c)	US0001M +0.50	0.6549	1/20/2061	271,907
477,902	Government National Mortgage Association 2011-H06 FA (b,c)	US0001M +0.45	0.6049	2/20/2061	478,482
877,514	Government National Mortgage Association 2011-H07 FA (b,c)	US0001M +0.50	0.6549	2/20/2061	878,957
69,944	Government National Mortgage Association 2011-H08 FA (b,c)	US0001M +0.60	0.7549	2/20/2061	70,226
293,191	Government National Mortgage Association 2011-H08 FG (b,c)	US0001M +0.48	0.6349	3/20/2061	293,729
322,952	Government National Mortgage Association 2011-H09 AF (b,c)	US0001M +0.50	0.6549	3/20/2061	323,650
117,663	Government National Mortgage Association 2011-H11 FA (b,c)	US0001M +0.50	0.6549	3/20/2061	117,955
113,246	Government National Mortgage Association 2011-H15 FA (b,c)	US0001M +0.45	0.6049	6/20/2061	113,379
10,766	Government National Mortgage Association 2011-H23 HA (c)		3.0000	12/20/2061	10,996
14,835	Government National Mortgage Association 2012-124 HT (c,d)		6.5000	7/20/2032	14,538
435,935	Government National Mortgage Association 2012-H11 FA (b,c)	US0001M +0.70	0.8549	2/20/2062	438,694
596,014	Government National Mortgage Association 2012-H20 PT (c,d)		1.0110	7/20/2062	595,618
44,554	Government National Mortgage Association 2012-H21 CF (b,c)	US0001M +0.70	0.8549	5/20/2061	44,623
63,610	Government National Mortgage Association 2012-H29 HF (b,c)	US0001M +0.50	0.6549	10/20/2062	63,324
22,849	Government National Mortgage Association 2013-H02 GF (b,c)	US0001M +0.50	0.6549	12/20/2062	22,662
1,380,596	Government National Mortgage Association 2013-H22 FT (b,c)	H15T1Y +0.65	0.7800	4/20/2063	1,375,937
1,097,475	Government National Mortgage Association 2013-H25 SA (b,c)	US0012M +0.75	0.9049	10/20/2063	1,110,800
4,290,782	Government National Mortgage Association 2014-H12 HZ (c,d)		4.6006	6/20/2064	4,737,411
896,359	Government National Mortgage Association 2014-H14 FA (b,c)	US0001M +0.50	0.6638	7/20/2064	898,050
815,085	Government National Mortgage Association 2014-H14 GF (b,c)	US0001M +0.47	0.6249	7/20/2064	816,357
1,198,023	Government National Mortgage Association 2014-H15 FA (b,c)	US0001M +0.50	0.6549	7/20/2064	1,202,372
532,057	Government National Mortgage Association 2014-H16 FL (b,c)	US0001M +0.47	0.6338	7/20/2064	528,765
260,921	Government National Mortgage Association 2015-H04 FL (b,c)	US0001M +0.47	0.6249	2/20/2065	261,149
15,214	Government National Mortgage Association 2015-H05 FA (b,c)	US0001M +0.30	0.4549	4/20/2061	15,106
17,196	Government National Mortgage Association 2015-H09 HA (c)		1.7500	3/20/2065	17,214
14,367	Government National Mortgage Association 2015-H11 FA (b,c)	US0001M +0.25	0.4049	4/20/2065	14,270
95,718	Government National Mortgage Association 2015-H12 FL (b,c)	US0001M +0.23	0.3849	5/20/2065	95,338
43,490	Government National Mortgage Association 2015-H13 FL (b,c)	US0001M +0.28	0.4349	5/20/2063	43,163
77,018	Government National Mortgage Association 2015-H19 FH (b,c)	US0001M +0.30	0.4549	7/20/2065	76,526
1,239,754	Government National Mortgage Association 2015-H27 FA (b,c)	US0001M +0.75	0.9049	9/20/2065	1,253,959
646,622	Government National Mortgage Association 2016-H02 FH (b,c)	US0001M +1.00	1.1549	1/20/2066	656,647
265,273	Government National Mortgage Association 2016-H10 FJ (b,c)	US0001M +0.60	0.7549	4/20/2066	265,458
127,872	Government National Mortgage Association 2016-H19 FJ (b,c)	US0001M +0.40	0.5549	9/20/2063	127,196
5,494,858	Government National Mortgage Association 2017-H05 FC (b,c)	US0001M +0.75	0.9049	2/20/2067	5,564,711
144,250	Government National Mortgage Association 2017-H24 FJ (b,c)	US0001M +0.25	0.4049	10/20/2067	144,202
98,513	Government National Mortgage Association 2018-H02 FJ (b,c)	US0001M +0.20	0.3549	10/20/2064	98,390
310,952	Government National Mortgage Association 2018-H04 FG (b,c)	US0001M +0.28	0.4349	2/20/2068	308,017
1,421,076	Government National Mortgage Association 2018-H11 FJ (b,c)	US0012M +0.08	0.7175	6/20/2068	1,409,329
247,633	Government National Mortgage Association 2019-H13 FT (b,c)	H15T1Y +0.45	0.5800	8/20/2069	247,518
6,558,517	Government National Mortgage Association 2020-H02 FG (b,c)	US0001M +0.60	0.7549	1/20/2070	6,616,380
4,724,232	Government National Mortgage Association 2020-H04 FP (b,c)	US0001M +0.50	0.6549	6/20/2069	4,744,201
2,808,391	Government National Mortgage Association 2020-H07 FL (b,c)	US0001M +0.65	0.8062	4/20/2070	2,831,990
					53,380,436

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $217,385,351)				220,884,990

	U.S. TREASURY NOTES - 4.6%
11,990,000	United States Treasury Note/Bond		0.1250	9/30/2022	11,989,766
5,645,000	United States Treasury Note/Bond		0.2500	9/30/2025	5,639,046
	TOTAL U.S. TREASURY NOTES (Cost - $17,625,371)				17,628,812

	SHORT TERM INVESTMENTS - 33.9%
	U.S. GOVERNMENT & AGENCY DISCOUNT NOTE - 1.4%
5,225,000	Federal Home Loan Bank		-	10/7/2020	5,224,982

	U.S. TREASURY BILLS - 32.5%
1,950,000	United States Treasury Bill		-	10/1/2020	1,950,000
11,135,000	United States Treasury Bill		-	10/8/2020	11,134,884
17,335,000	United States Treasury Bill		-	10/29/2020	17,333,888
18,200,000	United States Treasury Bill		-	11/5/2020	18,198,629
18,200,000	United States Treasury Bill		-	12/10/2020	18,196,992
18,400,000	United States Treasury Bill		-	1/7/2021	18,395,680
5,260,000	United States Treasury Bill		-	1/21/2021	5,258,486
15,200,000	United States Treasury Bill		-	2/18/2021	15,194,680
17,345,000	United States Treasury Bill		-	3/25/2021	17,336,779
					123,000,018

	TOTAL SHORT TERM INVESTMENTS (Cost - $128,216,124)				128,225,000

	TOTAL INVESTMENTS - 96.9% (Cost - $363,226,846)				$ 366,738,802
	OTHER ASSETS LESS LIABILITIES - 3.1%				11,637,779
	TOTAL NET ASSETS - 100.0%				$ 378,376,581

	12MTA - 12 Month Treasury Average
	COF 11 - Cost of Funds Index
	H15BDI6M - US Treasury Bill 6 Month Auction High Discount Rate
	H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
	H15T3Y - US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
	MSOFR1MC - 1 Month Secured Overnight Financing Rate Index
	SOFR30A - Secured Overnight Financing Rate 30 Day Average
	US0001M - 1 month US Dollar USD LIBOR interest rate
	US0006M - 6 month US Dollar USD LIBOR interest rate
	US0012M - 12 month US Dollar USD LIBOR interest rate
(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security; the rate shown represents the rate on September 30, 2020.
(c)	Collateralized mortgage obligation (CMO).
(d)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2020 (Unaudited)(Continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Portfolio of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2020, for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 220,884,990	$ -	$ 220,884,990
U.S. Treasury Notes	-	17,628,812	-	17,628,812
Short-Term Investments	-	128,225,000	-	128,225,000
Total	$ -	$ 366,738,802	$ -	$ 366,738,802
The Fund did not hold any Level 3 securities during the period.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS
The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2020, were as follows:

Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
	$ 363,226,846	$ 4,018,057	$ (506,101)	$ 3,511,956